Leases - Summary of Movements in Right of Use Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	€ 15,736
Depreciation charge for the year	6,121	€ 6,892	€ 6,247
Right of Use assets, Ending balance	12,362	15,736
Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	50,947	46,509
Additions	4,571	4,188
Disposals	(10,807)	(421)
Exchange rate differences	(1,719)	671
Right of Use assets, Ending balance	42,992	50,947	46,509
Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	35,211	28,260
Depreciation charge for the year	6,121	6,892
Disposals	(9,739)	(251)
Exchange rate differences	(964)	310
Right of Use assets, Ending balance	30,630	35,211	28,260
Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	10,865
Right of Use assets, Ending balance	8,869	10,865
Buildings | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	25,965	23,020
Additions	3,137	2,456
Disposals	(1,655)	(231)
Exchange rate differences	(1,618)	720
Right of Use assets, Ending balance	25,829	25,965	23,020
Buildings | Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	15,100	11,264
Depreciation charge for the year	3,839	3,611
Disposals	(1,100)	(100)
Exchange rate differences	(879)	325
Right of Use assets, Ending balance	16,960	15,100	11,264
Plant and Machinery
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	1,170
Right of Use assets, Ending balance	280	1,170
Plant and Machinery | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	9,926	9,888
Additions		17
Disposals	(8,472)
Exchange rate differences	(41)	21
Right of Use assets, Ending balance	1,413	9,926	9,888
Plant and Machinery | Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	8,756	7,291
Depreciation charge for the year	492	1,468
Disposals	(8,081)
Reclassifications		(18)
Exchange rate differences	(34)	15
Right of Use assets, Ending balance	1,133	8,756	7,291
Industrial Equipment
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	0
Right of Use assets, Ending balance		0
Industrial Equipment | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	346	346
Disposals	(346)
Right of Use assets, Ending balance	0	346	346
Industrial Equipment | Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	346	322
Depreciation charge for the year		6
Disposals	(346)
Reclassifications		18
Right of Use assets, Ending balance	0	346	322
Other Tangible Assets
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	3,701
Right of Use assets, Ending balance	3,213	3,701
Other Tangible Assets | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	14,710	13,255
Additions	1,434	1,715
Disposals	(334)	(190)
Exchange rate differences	(60)	(70)
Right of Use assets, Ending balance	15,750	14,710	13,255
Other Tangible Assets | Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	11,009	9,383
Depreciation charge for the year	1,790	1,807
Disposals	(212)	(151)
Exchange rate differences	(50)	(30)
Right of Use assets, Ending balance	€ 12,537	€ 11,009	€ 9,383